Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 19—TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel include members of the executive management and board of directors, in accordance with the definition of Related Parties in IAS 24.

A.	Transactions with and benefits to related parties

	Year ended December 31
	2015	2016	2017
	NIS in thousands
CEO’s salary*	1,804	2,010	1,988
Share-based payments portion	963	1,066	455
Remuneration of directors**	3,513	1,214	613
Share-based payments portion	2,455	558	279
Number of directors	5	6	6

Regarding benefits to other key management personnel—see C below.

*	In accordance with the CEO’s employment agreement, the CEO will be eligible for a bonus based on qualitative criteria and parameters determined by the Company, which will amount to a maximum of four salaries, plus a special bonus based on the fulfillment of additional conditions.

**	Including, in 2015, the effect of an agreement with one of the Company’s shareholders (who also serves as a director of the Company as from until 2016) for research consulting services, in consideration of a monthly amount of NIS 32 thousand.

B.	Balances with related parties:

	December 31
	2016	2017
	NIS in thousands
For salary, incidentals and other benefits, the balance is stated in other payables under current liabilities	(235)	(577)

C.	Benefits for key officers

Compensation for the CFO, VP Research and Development, COO (from October 2015), VP commercialization, Chief Scientist, and VP Quality Assurance, defined as key management personnel, for their services provided to the Company, is as follows:

	Year ended December 31
	2015	2016	2017
	NIS in thousands
Salary and other short-term benefits	2,545	3,917	4,119
Share-based payments	500	2,147	1,051
	3,045	6,064	5,170
Number of key managers	5	6	6